OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)

Accounting principles generally require recognized revenues, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of shareholders' equity on the balance sheet, such items along with net income are components of comprehensive income.

Components of other comprehensive income (loss) and related tax effects are as follows:

	Year Ended December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Unrealized holding losses on available for sale securities	$(689)	$234	$(455)
Reclassification adjustment for gains realized in net income	(55)	19	(36)
Unrealized holding losses on available for sale securities, net of taxes	(744)	253	(491)
Other comprehensive loss	$(744)	$253	$(491)

	Year Ended December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(443)	$150	$(293)
Reclassification adjustment for gains realized in net income	(146)	50	(96)
Unrealized holding losses on available for sale securities, net of taxes	(589)	200	(389)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	157	(53)	104
Other comprehensive loss	$(432)	$147	$(285)

	Year Ended December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,338	$(455)	$883
Reclassification adjustment for gains realized in net income	(64)	22	(42)
Unrealized holding gains on available for sale securities, net of taxes	1,274	(433)	841
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	155	(53)	102
Other comprehensive income	$1,429	$(486)	$943

The components of accumulated other comprehensive loss included in shareholders’ equity are as follows:

	December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(1,032)	$351	$(681)
Accumulated other comprehensive loss	$(1,032)	$351	$(681)

	December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(288)	$98	$(190)
Accumulated other comprehensive loss	$(288)	$98	$(190)